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APPENDIX I.         U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


           READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

 ______________________________________________________________________________
 1. Name and address of issuer:
                                ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                             SEPARATE ACCOUNT THREE
                                                  P.O. Box 2999
                                            Hartford, CT  06104-2999

 ______________________________________________________________________________
 2. Name of each series or class of funds for which this notice is filed:



    Single Class

 ______________________________________________________________________________
 3. Investment Company Act File Number: 811-8580


    Securities Act File Number: 33-80732
 ______________________________________________________________________________
 4. Last day of fiscal year for which this notice is filed:

                                       December 31, 1995

 ______________________________________________________________________________
 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                       N/A
                                                                         / /
 ______________________________________________________________________________
 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

                                       N/A


 ______________________________________________________________________________
 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                       N/A

 ______________________________________________________________________________
 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                       N/A


 ______________________________________________________________________________
 9. Number and aggregate sale price of securities sold during the fiscal year:

                                  See Attached

  _____________________________________________________________________________

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                                       22
 ______________________________________________________________________________
 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

                                  See Attached



 ______________________________________________________________________________

 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):
                                       N/A

 ______________________________________________________________________________

 12. Calculation of registration fee:  See Attached

     (i) Aggregate sale price of securities sold during
         the fiscal year in reliance on rule 24f-2
         (from Item 10):                                    $__________________

    (ii) Aggregate price of shares issued in connection
         with dividend reinvestment plans (from Item 11,
         if applicable):                                    +__________________

   (iii) Aggregate price of share redeemed or repurchased
         during the fiscal year (if applicable):            -__________________

    (iv) Aggregate price of shares redeemed or repurchased
         and previously applied as a reduction to filing
         fees pursuant to rule 24e-2 (if applicable):       +___________________

     (v) Net aggregate price of securities sold and issued
         during the fiscal year in reliance on rule 24f-2
         [line (i), plus line (ii), less line (iii), plus
         line (iv)] (if applicable):                         ___________________

    (vi) Multiplier prescribed by Section 6(b) of the
         Securities Act of 1933 or other applicable law or
         regulation (see Instruction C.6):                  x___________________

   (vii) Fee due [line (i) or line (v) multiplied by
         line (vi)]:
                                                             ===================

 INSTRUCTION: ISSUERS SHOULD COMPLETE LINES (ii), (iii), (iv), AND (v) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. SEE INSTRUCTION C.3.
_______________________________________________________________________________
 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                         / /

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 2-21-96

_______________________________________________________________________________
                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

  By (Signature and Title)* /s/ Greg Bubnash
                            ----------------------------------------------
                            Assistant Director - Greg Bubnash
                            ----------------------------------------------

  Date 2/20/96
       -------

*Please print the name and title of the signing officer below the signature
_______________________________________________________________________________

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
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ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT THREE
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SECURITIES ACT FILE NUMBER: 33-80732
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                                                    AMOUNT           AMOUNT         NET SOLD /     OFFERING PRICE     AMOUNT OF
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                                                     SOLD           REDEEMED        (REDEEMED)       02/12/1996       FILING FEE
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
ILA Director Dean Witter American Value              2,719,106          185,124        2,533,982        14.176672        12,387.39
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ILA Director Dean Witter Balanced Portf              1,301,357          150,981        1,150,376        12.593667         4,995.67
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ILA Director Dean Witter Core Equity Fnd               318,157           24,074          294,083        11.756329         1,192.19
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ILA Director Dean Witter Developing Grw              1,330,651          280,352        1,050,299        15.417290         5,583.71
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ILA Director Dean Witter Diversified Inc               950,738          206,033          744,705        10.792136         2,771.36
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ILA Director Dean Witter Dividend Growth             5,675,585          410,477        5,265,108        14.850639        26,962.14
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ILA Director Dean Witter Emerging Mkts                 382,993           28,965          354,028        10.682565         1,304.11
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ILA Director Dean Witter Global Equity               1,505,533          190,998        1,314,535        11.516501         5,220.29
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ILA Director Dean Witter Money Market                5,974,809        2,222,751        3,752,058        10.570490        13,676.24
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ILA Director Dean Witter N. Amer. Gov't                132,090           26,802          105,288        10.630978           385.97
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ILA Director Dean Witter Utilities Portf             1,541,610          225,065        1,316,545        13.266364         6,022.68
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ILA Director Dean Witter Value Added Mkt             1,932,455          174,442        1,758,013        13.183938         7,992.25
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                                                                                                                         88,494.00
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
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
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ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT THREE
-----------------------------------------------------------------------------------------------------------------------------------
SECURITIES ACT FILE NUMBER: 33-80732
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                                                   ITEM 9, 10     ITEM 12 (iii)     ITEM 12 (iii)       TEM 12 (vi)   ITEM 12 (vii)
                                                    $ Amount        $ Amount          $ Amount          MULTIPLIER           FEE
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                                                     Sold           Redeemed        Redeemed-Used                            DUE--
ILA Director Dean Witter American Value             38,547,874        2,624,442        2,624,442           1/2900        12,387.39
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ILA Director Dean Witter Balanced Portf             16,388,857        1,901,404        1,901,404           1/2900         4,995.67
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ILA Director Dean Witter Core Equity Fnd             3,740,358          283,022          283,022           1/2900         1,192.19
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ILA Director Dean Witter Developing Grw             20,515,032        4,322,268        4,322,268           1/2900         5,583.71
------------------------------------------------------------------------------------------------- ----------------------------------
ILA Director Dean Witter Diversified Inc            10,260,494        2,223,536        2,223,536           1/2900         2,771.36
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ILA Director Dean Witter Dividend Growth            84,286,064        6,095,846        6,095,846           1/2900        26,962.14
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ILA Director Dean Witter Emerging Mkts               4,091,348          309,420          309,420           1/2900         1,304.11
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ILA Director Dean Witter Global Equity              17,338,472        2,199,629        2,199,629           1/2900         5,220.29
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ILA Director Dean Witter Money Market               63,156,659       23,495,567       23,495,567           1/2900        13,676.24
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ILA Director Dean Witter N. Amer. Gov't              1,404,246          284,931          284,931           1/2900           385.97
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ILA Director Dean Witter Utilities Portf            20,451,559        2,985,794        2,985,794           1/2900         6,022.68
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ILA Director Dean Witter Value Added Mkt            25,477,367        2,299,833        2,299,833           1/2900         7,992.25
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                                                   305,658,330       49,025,693       49,025,693                         88,494.00
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